Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10. Premises and Equipment
Premises and equipment at December 31, 2013 and 2012 consist of the following:

	2013	2012
Computer hardware and software	$88,589	$80,002
Leasehold improvements	18,340	19,000
Furniture	17,963	17,985
Equipment	11,054	9,202
Building	1,585	1,250
	137,531	127,439
Less accumulated depreciation and amortization	(76,798)	(60,633)
	$60,733	$66,806

Equipment under operating leases at December 31, 2013 and 2012 consist of the following:

	2013	2012
Equipment under operating leases (1)	$56,619	$71,502
Less accumulated depreciation	(29,801)	(24,176)
	$26,818	$47,326

(1)	Balances exclude rent and deferred rent receivables as well as deferred origination cost.

Depreciation and amortization expense for premises and equipment was $20,528, $15,911 and $11,909 for the years ended December 31, 2013, 2012 and 2011, respectively. Depreciation expense for equipment under operating leases was $16,897, $20,062, and $11,030 for the years ended December 31, 2013, 2012 and 2011, respectively.

During the year ended December 31, 2013, the Company sold a portion of its default-servicing platform and entered into a plan to restructure its residential mortgage sales locations. Because of these initiatives, the Company recorded an impairment of $4,222 in its Consumer Banking segment, which is reflected in noninterest expense in the consolidated statements of income. The assets, primarily leasehold improvements, were written down to their salvage values less cost to sell.